Income taxes - Unrecognized tax benefit and LAT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax benefit
Balance at January 1	$ 135,562,075	$ 130,560,908	$ 101,198,970
Additions for tax positions of current year	23,209,764	6,295,454	29,025,853
Reclassification from prior year tax payable	0	0	0
Reductions for tax positions of prior years	(42,880,080)	0	0
Movement in current year due to foreign exchange rate fluctuation	(12,844,072)	(1,294,287)	336,085
Balance at December 31	103,047,687	135,562,075	130,560,908
Unrecognized tax benefits, interest on income taxes expense	23,939,130	10,042,468	25,287,932
Unrecognized tax benefits, late payment interest	996,540	4,304,458	3,128,988
Unrecognized tax benefits, late payment interests from prior period	1,725,906	557,444	608,933
Unrecognized tax benefits	$ 12,673,506	$ 13,279,620	$ 13,678,371
Minimum [Member]
Unrecognized tax benefit
LAT Progressive Rate	30.00%
Maximum [Member]
Unrecognized tax benefit
LAT Progressive Rate	60.00%